Bank credit lines and loan facilities - Narrative (Details) $ in Millions	Mar. 31, 2022 USD ($)	Dec. 29, 2021 USD ($)	Nov. 10, 2021	Jul. 01, 2021 USD ($)	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt at fair value	$ 5,155.3
Senior Secured Credit Facility and Senior Secured Notes | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt discount paid	$ 27.6
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.50%
Variable rate, step down percentage (in percent)				0.25%
First lien net leverage ratio			4
Decrease in basis spread on variable rate			0.25%
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
First lien net leverage ratio				4.00
Senior Secured Term Loan | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.50%
First lien net leverage ratio				1.00
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 5,515.0
Debt instrument, interest rate	3.313%			1.00%	2.75%
Repayments of senior debt	$ 300.0	$ 500.0
Interest paid	35.1
Payments of debt restructuring costs	$ 3.2
Revolving loan facility | London Interbank Offered Rate (LIBOR) | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.60%
Revolving loan facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.00%
Revolving loan facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.25%
Revolving loan facility | Base rate | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.60%
Revolving loan facility | Base rate | Maximum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				1.00%
Revolving loan facility | Base rate | Minimum | Variable rate component one
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				0.25%
Revolving loan facility | Line of credit | Revolving loan facility
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity				$ 300.0
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 500.0
Debt instrument, interest rate	2.875%			2.875%	2.875%